Schedule of reconciliation of property, plant and equipment (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
Additions other than through business combinations, property, plant and equipment	50,886
Depreciation, property, plant and equipment	21,797
Impairment loss recognised in profit or loss, property, plant and equipment
Disposals, property, plant and equipment
As at 31 March 2025	29,089
Computer Equipment [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
Additions other than through business combinations, property, plant and equipment	50,886
Depreciation, property, plant and equipment	21,797
Impairment loss recognised in profit or loss, property, plant and equipment
Disposals, property, plant and equipment
As at 31 March 2025	$ 29,089